Notes relating to the consolidated statement of financial position - Share‑based payments - Range of excercise price (Details)	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EUR (€)	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EUR (€)	May 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) EquityInstruments Y	Sep. 30, 2015 EUR (€)	Jun. 30, 2015 EUR (€)	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 21.17	€ 18.41	€ 14.130	€ 11.38	€ 11.47	€ 9.47	€ 10.34	€ 11.44
Number of share options outstanding in share-based payment arrangement | EquityInstruments	2,862,216		2,293,636			1,752,926			1,595,015
Weighted average remaining contractual life | Y			8.03			8.09
2.44–3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	589,805
Weighted average remaining contractual life | Y	5.81
7.17–9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	751,614
Weighted average remaining contractual life | Y	7.28
10.33–14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	746,436
Weighted average remaining contractual life | Y	8.62
18.41–21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | EquityInstruments	774,361
Weighted average remaining contractual life | Y	9.88
Minimum | 2.44–3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 2.44
Minimum | 7.17–9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	7.17
Minimum | 10.33–14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	10.33
Minimum | 18.41–21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	18.41
Maximum | 2.44–3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	3.95
Maximum | 7.17–9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	9.47
Maximum | 10.33–14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	14.13
Maximum | 18.41–21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 21.17